Financial income and expense (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of Financial income and expense [Abstract]
Interest income on bank deposits	₨ 231,377		₨ 82,675	₨ 45,060
Others	106,346		140,230	28,517
Finance income	337,723	$ 4,051	222,905	73,577
Interest expense on lease obligations	249,964		191,911	185,092
Bank charges (including letter of credit, bill discounting and buyer's credit charges)	164,980		147,117	107,834
Interest expense on borrowings	1,738,298		1,313,494	805,170
Finance expense	(2,153,242)	(25,826)	(1,652,522)	(1,098,096)
Net finance income / (expense)	₨ (1,815,519)	$ (21,775)	₨ (1,429,617)	₨ (1,024,519)